Deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred revenue
Deferred revenue, current	$ 61,713	$ 66,813
Deferred revenue, non-current	9,522	12,635
Live streaming
Deferred revenue
Deferred revenue, current	45,684	50,728
Deferred revenue, non-current	3,404	5,686
Advertising
Deferred revenue
Deferred revenue, current	211	295
Others
Deferred revenue
Deferred revenue, current	15,818	15,790
Deferred revenue, non-current	$ 6,118	$ 6,949